Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Revenue from contract with customers	$ 269,306	$ 278,581	$ 282,502
Other revenues (loss of hire insurance recoveries and other income)	11,823	641	59
Total revenues	281,129	279,222	282,561
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	224,191	233,346	237,387
Bareboat revenues
Operating Leases
Revenue from contract with customers	$ 45,115	$ 45,235	$ 45,115